CONTRACTUAL TRANSMISSION ASSETS - Annual Allowable Revenue (RAP) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONTRACTUAL TRANSMISSION ASSETS
Revenue received	R$ 19,248,186	R$ 18,287,910
Amount allocated to amortize contractual asset	11,522,828	10,952,745
Amount allocated to O&M	R$ 7,725,358	R$ 7,335,165